Fair Value (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Impaired Loans	$ 38,108,000	$ 51,021,000
Non-financial assets:
Other real estate owned	42,204,000	55,850,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	381,000	696,000	$ 367,000
Adjustment to fair value in connection with other real estate owned	2,351,000	1,023,000	$ 597,000
Impaired commercial collateral dependent loans	38,108,000	51,021,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	26,162,000	39,520,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	$ 6,836,000	$ 2,958,000
Significant Unobservable Inputs (Level 3) | Bond meeting original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Minimum period of residential mortgage loan performance under original contract terms	24 months	24 months
Estimated future principal prepayment rate assumption, low end of range (as a percent)	7.00%	7.00%
Default rate assumptions (as a percent)	1.00%	1.00%
Loss severity rate assumptions, first year (as a percent)	25.00%	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%	13.00%
Significant Unobservable Inputs (Level 3) | Bond not meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	2.00%	2.00%
Default rate assumptions (as a percent)	4.50%	4.50%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following five years (as a percent)	5.00%
Loss severity rate, thereafter (as a percent)	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Measured on a non-recurring basis
Assets:
Impaired Loans	$ 38,794,000	$ 18,033,000
Non-financial assets:
Other real estate owned	9,445,000	12,705,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	19,699,000	(8,589,000)
Change in net provision, other real estate owned	2,351,000	1,023,000
Impaired commercial collateral dependent loans	38,794,000	18,033,000
Measured on a non-recurring basis | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	38,794,000	18,033,000
Non-financial assets:
Other real estate owned	9,445,000	12,705,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	$ 38,794,000	$ 18,033,000